Inventory	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Inventory

Note 6 – Inventory

	December 31,
	2021	2022
Raw materials and work in progress (*)	7,028	14,924
Finished goods	4,171	4,476
	11,199	19,400

(*)	Some of the raw materials and work in progress is expected to be sold in a period longer than the operating cycle of the Company.